Provisions - Summary of Changes in Provisions (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [Line Items]
Beginning balance	$ 69,600,440	$ 72,445,335
Increase (decrease) in existing provisions	16,840,210	(457,805)
Provisions used	(2,995,017)	(4,948,439)
Reversal of unused provision	(1,728,788)
Increase from adjustment to time value of money	2,347,087	2,551,212
Foreign currency translation	(4,924)	10,137
Total changes in provisions	14,458,568	(2,844,895)
Ending balance	84,059,008	69,600,440
Legal Proceedings [Member]
Disclosure of other provisions [Line Items]
Beginning balance	10,002,785	14,829,364
Increase (decrease) in existing provisions	12,159,920	111,723
Provisions used	(2,995,017)	(4,948,439)
Reversal of unused provision	(1,728,788)
Foreign currency translation	(4,924)	10,137
Total changes in provisions	7,431,191	(4,826,579)
Ending balance	17,433,976	10,002,785
Decommissioning or Restoration [Member]
Disclosure of other provisions [Line Items]
Beginning balance	57,798,702	51,085,542
Increase (decrease) in existing provisions	4,340,858	4,161,948
Increase from adjustment to time value of money	2,347,087	2,551,212
Total changes in provisions	6,687,945	6,713,160
Ending balance	64,486,647	57,798,702
Environment and Other Provisions [Member]
Disclosure of other provisions [Line Items]
Beginning balance	1,798,953	6,530,429
Increase (decrease) in existing provisions	339,432	(4,731,476)
Total changes in provisions	339,432	(4,731,476)
Ending balance	$ 2,138,385	$ 1,798,953